IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2019
IMPAIRMENTS
Schedule of impairments

Figures in million - SA rand	Notes	2019	2018	2017
Impairment of property, plant and equipment	12	(5.1)	(2,603.3)	(4,303.4)
Impairment of goodwill	14	(54.3)	(436.3)	(99.1)
Impairment of equity-accounted investee		(12.3)	-	-
Impairment of loan to equity-accounted investee		(14.3)	(1.8)	(8.5)
Total impairments		(86.0)	(3,041.4)	(4,411.0)